Parent Company Information - Summary of Condensed Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	$ 19,648			$ 11,190			$ 46,171	$ 32,760	$ 44,882	$ 37,665
Total operating expenses	170,025			124,392			441,028	363,631	485,822	417,420
Income (loss) from operations	60,958			58,253			183,373	164,506	222,091	188,955
Net loss	$ 21,766	$ 17,517	$ (12,343)	$ 45,900	$ 8,901	$ 49,555	$ 26,940	$ 104,356	106,265	180,963
Parent Company
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses									52	73
Total operating expenses									52	73
Income (loss) from operations									(52)	(73)
Net loss									$ (52)	$ (73)